Other gains, net (Tables)	12 Months Ended
Mar. 31, 2023
Other Income and Expenses [Abstract]
Summary of Other (Losses), Net

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions (Note 3)	—	127	—
Foreign exchange losses, net	(2,867)	5,322	2,679
Gain on disposal of other debts	6,846	—	—
Reimbursement from a depositary bank (a)	6,556	1,482	—
Investment loss	—	(622)	(178)
Gain on disposal of a subsidiary (b)	—	—	3,597
Others	797	(289)	(939)

	11,332	6,020	5,159

(a)
The Company received a reimbursement of US$1.0M (equivalent to RMB6.6 million), US$0.2M (equivalent to RMB1.5 million) and nil from the depository for the establishment and maintenance of the ADS program for the years ended March 31, 2021, 2022 and 2023.

(b)	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million.